Financial Instruments, Financial Risks and Capital Management - Summary of Monetary Assets and Liabilities Denominated in Foreign Currencies (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	$ 450,603	$ 119,739
Currency risk [member] | United States Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	122,833	75,104
Liabilities	$ 46,566	$ 18,785